Other Debt - Trust Preferred Notes (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Nov. 05, 2013 CapLease [Member]	Dec. 31, 2013 CapLease [Member] Unsecured Debt [Member] Trust Preferred Notes [Member]
Debt Instrument [Line Items]
Other debt		$ 114,208,000	$ 30,900,000
Long-term Debt, Fair Value			26,500,000
Debt Instrument, Interest Rate, Stated Percentage			7.68%
Debt Instrument, Basis Spread on Variable Rate			2.60%
Long-term Debt	$ 1,108,316,000		$ 26,500,000